Commitments (Narrative) (Details)	12 Months Ended
	Dec. 28, 2013 Lease for industrial and office building [Member] USD ($)	Dec. 28, 2013 NRC Technology License Agreement [Member] USD ($)	Dec. 28, 2013 NRC Technology License Agreement [Member] CAD
Long-term Purchase Commitment, Amount	$ 1,930,000	$ 14,750	15,000
Payments of Commitments		20,525	25,000
Royalty Percentage		3
Royalty Expense		$ 7,375	7,500